INTANGIBLE ASSETS (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 03, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets		$ 23,442	$ 25,492
Definite-lived Intangible Assets
Gross carrying amount		1,405	1,579
Accumulated amortization		(715)	(699)
Net definite-lived intangible assets		690	880
Total amortization expense for intangible assets subject to amortization		156	168	$ 165
Amortization Expense
2016		149
2017		113
2018		60
2019		57
2020		52
Trademarks
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets		5,989	6,533
Definite-lived Intangible Assets
Gross carrying amount		211	222
Accumulated amortization		(44)	(39)
Net definite-lived intangible assets		167	183
Bottlers' Franchise Rights
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets		6,000	6,689
Definite-lived Intangible Assets
Gross carrying amount		604	664
Accumulated amortization		(412)	(375)
Net definite-lived intangible assets		192	289
Goodwill
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets		11,289	12,100
Other
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets		164	170
Definite-lived Intangible Assets
Gross carrying amount		97	96
Accumulated amortization		(60)	(56)
Net definite-lived intangible assets		37	40
Customer Relationships
Definite-lived Intangible Assets
Gross carrying amount		493	597
Accumulated amortization		(199)	(229)
Net definite-lived intangible assets		294	368
Dr Pepper Snapple Group [Member]
Indefinite-lived Intangible Assets
Indefinite-Lived License Agreements		$ 652	$ 784
Remaining Term of License Agreement		15
Renewal Period of License Agreement		20
Monster Beverage Corporation [Member]
Indefinite-lived Intangible Assets and Definite-lived Intangible Assets
Indefinite-lived Intangible Assets Acquired	$ 1,035	$ 640
Term of License Agreement		20 years